Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2.	Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of Himax Technologies, Inc. and its majority owned subsidiaries and entities that it has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangible assets; the recoverability of deferred tax assets, property, plant and equipmentand inventory; indefinite reinvestment of subsidiaries’ earnings; potential impairment of intangible assets, goodwill and other contingencies. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ materially from those estimates.

(c)	Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2016 and 2017, the Company had $13,055 thousand and $22,559 thousand of cash equivalents, respectively, in Chinese Renminbi and US dollar denominated time deposits with original maturities of less than three months. As of December 31, 2016 and 2017, cash and time deposits in the amount of $138,000 thousand and $147,000 thousand, respectively, had been pledged as collateral for short term debts which would be released within one year and are therefore excluded from cash and cash equivalents for purposes of the consolidated statements of cash flows.

(d)	Investment Securities

Investment securities as of December 31, 2016 and 2017 consist of investments in marketable securities and investments in non-marketable equity securities. All of the Company’s investments in marketable securities are classified as available-for-sale securities and are reported at fair value.

Available-for-sale securities, which mature or are expected to be sold in one year, are classified as current assets. Unrealized holding gains and losses, net of related taxes on available for sale securities are excluded from earnings and reported as a separate component of equity in accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

The cost of the securities sold is computed based on the moving average cost of each security held at the time of sale.

As of December 31, 2016 and 2017, the Company had $324 thousand and $470 thousand, respectively, of restricted marketable securities in NT dollar denominated time deposits with original maturities of more than three months, which had been pledged as collateral for customs duties and guarantees for government grants.

Investments in non-marketable equity securities in which the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee are stated at cost. Dividends, if any, are recognized into earnings when received.

Equity investments in entities where the Company has the ability to exercise significant influence over the operating and financial policy decisions of the investee, but does not have a controlling financial interest in the investee, are accounted for using the equity method. The Company’s share of the net income or net loss of an investee is recognized in earnings from the date the significant influence commences until the date that significant influence ceases. The difference between the cost of an investment and the amount of underlying equity in net assets of an investee at investment date is allocated to related assets which are amortized over their useful lives. Any unallocated difference is treated as investor-level goodwill and is not amortized.

A decline in value of a security below cost that is deemed to be other than temporary will result in an impairment to reduce the carrying amount to fair value. To determine whether any impairment is other-than-temporary, management considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts, when developing estimates of cash flows to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

(e)	Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on a review of collectability of accounts receivable on a monthly basis. In establishing an appropriate allowance for doubtful accounts, management considers the historical collection experience, current receivable aging and the current trend in the credit quality of the Company’s customers. Management reviews its allowance for doubtful accounts quarterly. Account balance is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(f)	Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods awaiting final assembly and test, and are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method. For work-in-process and manufactured inventories, cost consists of the cost of raw materials (primarily fabricated wafer and processed tape), direct labor and an appropriate proportion of production overheads. The Company also writes down excess and obsolete inventories to their estimated market value based upon estimations about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional future inventory write-down may be required that could adversely affect the Company’s operating results. Once written down, inventories are carried at this lower amount until sold or scrapped. If actual market conditions are more favorable, the Company may have higher operating income when such products are sold. Sales to date of such products have not had a significant impact on the Company’s operating income.

(g)	Property, Plant and Equipment

Property, plant and equipment consists primarily of land purchased as the construction site of the Company’s headquarters, building and machinery and equipment used in the design and development of products, and is stated at cost. Depreciation on building and machinery and equipment commences when the asset is ready for its intended use. Except for the following paragraph, depreciation is primarily calculated on the straight-line method over the estimated useful lives of related assets which range as follows: building 25 years, building improvements 4 to 16 years, machinery 4 to 6 years, research and development equipment 2 to 6 years, office furniture and equipment 3 to 8 years, others 2 to 10 years. Leasehold improvements are amortized on a straight line basis over the shorter of the lease term or the estimated useful life of the asset. Software is amortized on a straight line basis over the estimated useful lives ranging from 2 to 10 years.

During the year 2017, certain new machinery and equipment have been acquired for specific project. The depreciation on these new assets is calculated on Fixed-Percentage-on-Declining-Base Method basis over the estimated useful lives of 3 years. The Company thinks that method would most closely reflect the expected pattern of consumption of the future economic benefits embodied in those assets.

(h)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the business combination of the Company’s acquisition of Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.) in 2007 and Himax Display (USA) Inc. (formerly Spatial Photonics, Inc.) in 2012, that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The Company tests goodwill for impairment on the end day of October each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Management may perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

Alternatively, management may bypass this qualitative assessment for some or all of its reporting units and perform step 1 of the two-step goodwill impairment test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Impairment testing for goodwill is done at a reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

As further described in Note 2(s) below, the Company determined that the Company has two operating segments, which are also reportable segments. The Company has determined that three of the components in Segment Driver IC are economically similar and are aggregately deemed as a single reporting unit. As a result, the Company has four reporting units which are Driver IC, WLO, CMOS image sensors, and Others.

Management assigned the Company’s assets and liabilities to each reporting unit based on either specific identification or by using judgment for the remaining assets and liabilities that are not specific to a reporting unit. Goodwill from acquisition of Himax Semiconductor, Inc. has been assigned to Driver IC reporting unit and goodwill from acquisition of Himax Display (USA) Inc. has been assigned to WLO reporting unit because those reporting units are expected to benefit from the synergies of the business combinations.

Management qualitatively assessed whether it is more likely than not that the respective fair values of these reporting units are less than their carrying amounts, including goodwill. Based on that assessment, management determined that this condition, for these reporting units, does not exist. As such, performing the first step of the two-step test impairment test for these reporting units was unnecessary.

As of December 31, 2016 and 2017, goodwill in Segment Driver IC and Segment Non-driver products was $26,846 thousand and $1,292 thousand, respectively.

(i)	Other Intangible Assets

Acquired intangible assets include patents and developed technology acquired in a business combination at December 31, 2016 and 2017. These intangible assets are amortized on a straight-line basis over the following estimated useful lives: patents 15 years and technology 7 years.

(j)	Impairment of Long-Lived Assets

The Company’s long-lived assets, which consist of property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds such estimated cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value. Management generally determines fair value based on the estimated discounted future cash flows expected to be generated by the asset.

(k)	Revenue Recognition

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, the product has been delivered, the price is fixed and determinable and collection is reasonably assured. The Company uses a binding purchase order as evidence of an arrangement. Management considers delivery to occur upon shipment provided title and risk of loss has passed to the customer based on the shipping terms, which is generally when the product is shipped to the customer from the Company’s facilities or the outsourced assembly and testing house. In some cases, title and risk of loss does not pass to the customer when the product is received by them. In these cases, the Company recognizes revenue at the time when title and risk of loss is transferred, assuming all other revenue recognition criteria have been satisfied. These cases include several inventory locations where the Company manages inventories for its customers, some of which inventories are at customer facilities. In such cases, revenue is not recognized when products are received at these locations; rather, revenue is recognized when customers take the inventories from the location for their use.

The Company records a reduction to revenue and accounts receivable by establishing a sales discount and return allowance for estimated sales discounts and product returns at the time revenue is recognized based primarily on historical discount and return rates. However, if sales discount and product returns for a particular fiscal period exceed historical rates, management may determine that additional sales discount and return allowances are required to properly reflect the Company’s estimated remaining exposure for sales discounts and product returns.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(l)	Product Warranty

Under the Company’s standard terms and conditions of sale, products sold are subject to a limited product quality warranty. The Company may receive warranty claims outside the scope of the standard terms and conditions. The Company provides for the estimated cost of product warranties at the time revenue is recognized based primarily on historical experience and any specifically identified quality issues.

(m)	Research and Development and Advertising Costs

The Company’s research and development and advertising expenditures are charged to expense as incurred. Advertising expenses for the years ended December 31, 2015, 2016 and 2017, were $7 thousand, $16 thousand and $20 thousand, respectively.

The Company recognizes government grants to fund research and development expenditures as a reduction of research and development expense in the consolidated statements of income based on the percentage of actual qualifying expenditures incurred to date to the most recent estimate of total expenditures for which they are intended to be compensated.

(n)	Employee Retirement Plan

The Company has established an employee noncontributory defined benefit retirement plan (the “Defined Benefit Plan”) covering full-time employees in the ROC which were hired by the Company before July 1, 2005.

The Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. Management reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. Management believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company has adopted a defined contribution plan covering full-time employees in the ROC (the “Defined Contribution Plan”) beginning July 1, 2005 pursuant to ROC Labor Pension Act. Pension cost for a period is determined based on the contribution called for in that period. Substantially all participants in the Defined Benefit Plan have been provided the option of continuing to participate in the Defined Benefit Plan, or to participate in the Defined Contribution Plan on a prospective basis from July 1, 2005. Accumulated benefits attributed to participants that elect to change plans are not impacted by their election.

(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded to reduce deferred tax assets to the amount more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as income tax expense in the consolidated statement of income.

(p)	Foreign Currency Translation and Foreign Currency Transactions

The reporting currency of the Company is the United States dollar. The functional currency for the Company and its major operating subsidiaries is the United States dollar. Accordingly, the assets and liabilities of subsidiaries whose functional currency is other than the United States dollar are included in the consolidation by translating the assets and liabilities into the reporting currency (the United States dollar) at the exchange rates applicable at the end of the reporting period. Equity accounts are translated at historical rates. The statements of income and cash flows are translated at the average exchange rates during the year. Translation gains or losses are accumulated as a separate component of equity in accumulated other comprehensive income (loss).

(q)	Earnings Per Ordinary Share

Basic earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share is computed using the weighted average number of ordinary and diluted ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are ordinary shares that are contingently issuable upon the vesting of unvested restricted share units (RSUs) granted to employees.

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2015	2016	2017

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$25,195	50,912	27,967
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	343,570	344,655	344,849
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.07	0.15	0.08

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2015	2016	2017

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$25,195	50,912	27,967
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	343,570	344,655	344,849
Unvested RSUs (in thousands)	562	69	54
	344,132	344,724	344,903
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.07	0.15	0.08

(r)	Share-Based Compensation

The cost of employee services received in exchange for share-based compensation is measured based on the grant-date fair value of the share-based instruments issued. The cost of employee services is equal to the grant-date fair value of shares issued to employees and is recognized in earnings over the service period. Compensation cost also considers the number of awards management believes will eventually vest. As a result, compensation cost is reduced by the estimated forfeitures. The estimate is adjusted each period to reflect the current estimate of forfeitures, and finally, the actual number of awards that vest.

(s)	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company's reportable segments.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who regularly reviews operating results to make decisions about allocating resources and assessing performance for the Company.

The CODM assesses the performance of the operating segments based on segment sales and segment profit and loss. There are no intersegment sales in the segment revenues reported to the CODM. Segment profit and loss is determined on a basis that is consistent with how the Company reports operating income (loss) in its consolidated statements of operations. Segment profit (loss) excludes income taxes, interest income and expense, foreign currency exchange gains and losses, equity in the earnings (losses) of affiliates, gains and losses on valuations of financial instruments and sales of investment securities, and other income and expenses.

The Company does not report segment asset information to the Company’s CODM. Consequently, no asset information by segment is presented.

(t)	Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of income as part of consolidated net income and the accumulated amount of noncontrolling interests as part of equity in the consolidated balance sheets. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are re-measured with the gain or loss reported in net earnings.

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)

Net income attributable to Himax Technologies, Inc. stockholders	$25,195	50,912	27,967
Transfers (to) from the noncontrolling interests:
Increase in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	32	9	5
Decrease in Himax Technologies, Inc.’s paid-in capital and retained earnings for purchase of shares of subsidiaries	(1,036)	(229)	(10)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$24,191	50,692	27,962

(u)	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of cash, cash equivalents, accounts receivable, restricted cash and cash equivalents, short-term debt, accounts payable and accrued liabilities approximate their carrying values due to their relatively short maturities. Marketable securities consisting of time deposits with original maturities more than three months are determined using the discounted present value of expected cash flows. The fair value of equity method investments and cost method investments have not been estimated as there are no identified events or changes in circumstances that may have significant adverse effects on the carrying value of these investments, and it is not practicable to estimate their fair values.

A fair value hierarchy exists that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

(i)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

(ii)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(iii)	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

(v)	Recently Adopted Accounting Standard Update

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which requires all deferred tax assets and liabilities, and related valuation allowances, to be classified as noncurrent on the Company’s consolidated balance sheets. ASU 2015-17 is effective for the Company for annual periods in fiscal years beginning after December 15, 2016, and requires either prospective or retrospective adoption. The Company adopted ASU 2015-17 on January 1, 2017 on a prospective basis, as reflected in the consolidated financial statements.

(w)	Recently Issued Accounting Standard Update

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (Topic 606) regarding the accounting for and disclosures of revenue recognition, with an effective date for annual and interim periods beginning after December 15, 2016. This update provides a single comprehensive model for accounting for revenue from contracts with customers. The model requires that revenue recognized reflect the actual consideration to which the entity expects to be entitled in exchange for the goods or services defined in the contract, including in situations with multiple performance obligations. In July 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers: Deferral of the Effective Date” which deferred the effective date, of the previously issued revenue recognition guidance, by one year. The guidance, as amended, will be effective for annual and interim periods beginning after December 15, 2017. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through cumulative adjustment. The Company has determined that the adoption of Topic 606 would not have a material impact on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 on classifying and measuring financial instruments, which requires that (i) all equity investments, other than equity method investments, in unconsolidated entities generally be measured at fair value through earnings and (ii) when the fair value option has been elected for financial liabilities, changes in fair value due to instrument-specific credit risk be recognized separately in other comprehensive income. Additionally, it changes the disclosure requirements for financial instruments. The new guidance is effective for the Company for annual periods in fiscal years beginning after December 15, 2017. Early adoption is permitted for certain provisions. The guidance requires the Company to apply prospectively in the year of adoption. The Company has determined that the adoption of ASU 2016-01 would not have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 related to leases that outlines a comprehensive lease accounting model and supersedes the current lease guidance. ASU 2016-02 requires lessees to recognize lease liabilities and corresponding right-of-use assets for all leases with lease terms of greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. ASU 2016-02 must be adopted using the modified retrospective approach. The guidance, as amended, will be effective for annual and interim periods beginning after December 15, 2018. As of December 31, 2017, the Company is in the process of assessing the potential effects that adoption would have on its consolidated financial statements.

(x)	Financial Reporting after 2017

The Company has decided to report its financial statements using International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) after December 31, 2017 and to discontinue the use of U.S. GAAP financial reporting. Upon adoption of IFRS in 2018, the Company will also report comparative financial statements prepared in accordance with IFRS as of and for the year ended December 31, 2017, including applicable transition disclosures. The Company does not expect the transition from U.S. GAAP to IFRS to have any significant impact on the consolidated financial statements. In reaching this conclusion, the Company also considered in its assessment the expected impact on future periods of recently issued IFRS accounting standards with mandatory future adoption dates.

IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized, and is effective for annual reporting periods beginning on or after January 1, 2018. IFRS 15 has the similar nature with Topic 606. The Company will adopt IFRS 15 from January 1, 2018 under the Cumulative effect method, and has determined the adoption of IFRS 15 will not have a significant impact on its consolidated financial statements.

IFRS 9 Financial Instruments includes guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39, and is effective for annual reporting periods beginning on or after January 1, 2018. IFRS 9 has the similar nature with ASU 2016-01. As of December 31, 2017, the Company had $10,879 thousand reported as investment in marketable securities available-for-sale, that will be reclassified to financial assets at amortized cost and financial assets at Fair Value Through Profit or Loss (FVTPL) at amounts of $10,358 thousand and $521 thousand, respectively, on January 1, 2018 in accordance with IFRS 9.

IFRS 16 Leases establishes a single, on balance-sheet lease accounting model for lessees, and is effective for annual reporting periods beginning on or after January 1, 2019. IFRS 16 has the similar nature with ASU 2016-02. As of December 31, 2017, the Company is in the process of assessing the effects that adoption will have on its consolidated financial statements prepared in accordance with IFRS.